Organization and Principal Activities - Summary Of Company's Subsidiaries and Consolidated VIEs (Detail)	12 Months Ended
Dec. 31, 2020
First High-School Education Group (BVI) Limited ("First High-School BVI")
Schedule Of Variable Interest Entities And Subsidiaries [Line Items]
Place of establishment	BVI
Date of establishment, Subsidiaries	Sep. 20, 2018
Equity interest attributable to the Group	100.00%
Principal activities,Subsidiaries	Investment holding
First High-School Group Hong Kong Limited ("First High-School HK")
Schedule Of Variable Interest Entities And Subsidiaries [Line Items]
Place of establishment	Hong Kong
Date of establishment, Subsidiaries	Sep. 28, 2016
Equity interest attributable to the Group	100.00%
Principal activities,Subsidiaries	Investment holding
Yunnan Century Long-Spring Education Technology Co., Ltd. ("Yunnan WFOE")
Schedule Of Variable Interest Entities And Subsidiaries [Line Items]
Place of establishment	The PRC
Date of establishment, Subsidiaries	Oct. 31, 2016
Equity interest attributable to the Group	100.00%
Principal activities,Subsidiaries	Management consulting service
Beijing Hengzhong Education Consulting Co., Ltd.
Schedule Of Variable Interest Entities And Subsidiaries [Line Items]
Place of establishment	The PRC
Date of establishment, Subsidiaries	Dec. 05, 2016
Equity interest attributable to the Group	100.00%
Principal activities,Subsidiaries	Complementary education services
Yunnan Long-Spring Logistics Service Co., Ltd.
Schedule Of Variable Interest Entities And Subsidiaries [Line Items]
Place of establishment	The PRC
Date of establishment, Subsidiaries	Sep. 16, 2015
Equity interest attributable to the Group	100.00%
Principal activities,Subsidiaries	Education and management service
Long-Spring Education Holding Group Limited
Schedule Of Variable Interest Entities And Subsidiaries [Line Items]
Place of establishment	The PRC
Date of establishment, VIEs	Sep. 20, 2011
Percentage of direct and indirect economic interest	100.00%
Principal activities,VIEs	Management service
Yunnan Zhongchuang Education Tutorial Academy
Schedule Of Variable Interest Entities And Subsidiaries [Line Items]
Place of establishment	The PRC
Date of establishment, VIEs	Aug. 28, 2012
Percentage of direct and indirect economic interest	100.00%
Principal activities,VIEs	Tutorial services
Resorts District Hengshui Experimental Secondary School
Schedule Of Variable Interest Entities And Subsidiaries [Line Items]
Place of establishment	The PRC
Date of establishment, VIEs	Apr. 04, 2014
Percentage of direct and indirect economic interest	100.00%
Principal activities,VIEs	Formal education services
Yunnan Hengshui Chenggong Experimental Secondary School
Schedule Of Variable Interest Entities And Subsidiaries [Line Items]
Place of establishment	The PRC
Date of establishment, VIEs	Jul. 23, 2015
Percentage of direct and indirect economic interest	100.00%
Principal activities,VIEs	Formal education services
Yunnan Hengshui Experimental Secondary School—Xishan School
Schedule Of Variable Interest Entities And Subsidiaries [Line Items]
Place of establishment	The PRC
Date of establishment, VIEs	Jul. 01, 2016
Percentage of direct and indirect economic interest	100.00%
Principal activities,VIEs	Formal education services
Yunnan Hengshui Yiliang Experimental Secondary School
Schedule Of Variable Interest Entities And Subsidiaries [Line Items]
Place of establishment	The PRC
Date of establishment, VIEs	Jul. 11, 2016
Percentage of direct and indirect economic interest	100.00%
Principal activities,VIEs	Formal education services
Yunnan Long-Spring Foreign Language Secondary School
Schedule Of Variable Interest Entities And Subsidiaries [Line Items]
Place of establishment	The PRC
Date of establishment, VIEs	Apr. 18, 2017
Percentage of direct and indirect economic interest	100.00%
Principal activities,VIEs	Formal education services
Ordos Hengyue Education Technology Co., Ltd.
Schedule Of Variable Interest Entities And Subsidiaries [Line Items]
Place of establishment	The PRC
Date of establishment, VIEs	Jul. 08, 2017
Percentage of direct and indirect economic interest	100.00%
Principal activities,VIEs	Investment holding
Beijing Hengyue Education Technology Co., Ltd.
Schedule Of Variable Interest Entities And Subsidiaries [Line Items]
Place of establishment	The PRC
Date of establishment, VIEs	Jul. 11, 2017
Percentage of direct and indirect economic interest	100.00%
Principal activities,VIEs	Management service
Qujing Hengshui Experimental Secondary School
Schedule Of Variable Interest Entities And Subsidiaries [Line Items]
Place of establishment	The PRC
Date of establishment, VIEs	Jul. 18, 2017
Percentage of direct and indirect economic interest	100.00%
Principal activities,VIEs	Formal education services
Yunnan Yuxi Hengshui Experimental High School
Schedule Of Variable Interest Entities And Subsidiaries [Line Items]
Place of establishment	The PRC
Date of establishment, VIEs	Aug. 03, 2017
Percentage of direct and indirect economic interest	100.00%
Principal activities,VIEs	Formal education services
Ordos Hengshui Experimental High School
Schedule Of Variable Interest Entities And Subsidiaries [Line Items]
Place of establishment	The PRC
Date of establishment, VIEs	Aug. 04, 2017
Percentage of direct and indirect economic interest	100.00%
Principal activities,VIEs	Formal education services
Kunming Guandu Hengshizhong Education Tutorial School Co., Ltd.
Schedule Of Variable Interest Entities And Subsidiaries [Line Items]
Place of establishment	The PRC
Date of establishment, VIEs	Jan. 10, 2019
Percentage of direct and indirect economic interest	100.00%
Principal activities,VIEs	Tutorial services
Xinping Hengshui Experimental High School Co., Ltd.
Schedule Of Variable Interest Entities And Subsidiaries [Line Items]
Place of establishment	The PRC
Date of establishment, VIEs	Jul. 05, 2019
Percentage of direct and indirect economic interest	100.00%
Principal activities,VIEs	Formal education services
Xinping Hengshui Experimental Middle School
Schedule Of Variable Interest Entities And Subsidiaries [Line Items]
Place of establishment	The PRC
Date of establishment, VIEs	Jun. 14, 2019
Percentage of direct and indirect economic interest	100.00%
Principal activities,VIEs	Formal education services
Shanxi Long-Spring Enterprise Management Co., Ltd.
Schedule Of Variable Interest Entities And Subsidiaries [Line Items]
Place of establishment	The PRC
Date of establishment, VIEs	Jun. 20, 2019
Percentage of direct and indirect economic interest	56.00%
Principal activities,VIEs	Investment holding
Datong Hengshi Gaokao Tutorial School
Schedule Of Variable Interest Entities And Subsidiaries [Line Items]
Place of establishment	The PRC
Date of establishment, VIEs	Jun. 20, 2019
Percentage of direct and indirect economic interest	56.00%
Principal activities,VIEs	Tutorial services
Yunnan Bainian Long-Spring Technology Co., Ltd.
Schedule Of Variable Interest Entities And Subsidiaries [Line Items]
Place of establishment	The PRC
Date of establishment, VIEs	May 11, 2020
Percentage of direct and indirect economic interest	56.00%
Principal activities,VIEs	Management consulting service
Guizhou Long-Spring Century Technology Co., Ltd.
Schedule Of Variable Interest Entities And Subsidiaries [Line Items]
Place of establishment	The PRC
Date of establishment, VIEs	Jun. 17, 2020
Percentage of direct and indirect economic interest	100.00%
Principal activities,VIEs	Management consulting service
Guizhou Hengshizhong Technology Co., Ltd.
Schedule Of Variable Interest Entities And Subsidiaries [Line Items]
Place of establishment	The PRC
Date of establishment, VIEs	Jul. 01, 2020
Percentage of direct and indirect economic interest	56.00%
Principal activities,VIEs	Management consulting service
Zhenxiong Bainian Long-Spring Technology Co., Ltd.
Schedule Of Variable Interest Entities And Subsidiaries [Line Items]
Place of establishment	The PRC
Date of establishment, VIEs	Jul. 02, 2020
Percentage of direct and indirect economic interest	56.00%
Principal activities,VIEs	Management consulting service
Xishuangbanna Hengshui Experimental High School
Schedule Of Variable Interest Entities And Subsidiaries [Line Items]
Place of establishment	The PRC
Date of establishment, VIEs	Jul. 20, 2020
Percentage of direct and indirect economic interest	100.00%
Principal activities,VIEs	Formal education services
Yunnan Hengshui Qiubei Experimental High School
Schedule Of Variable Interest Entities And Subsidiaries [Line Items]
Place of establishment	The PRC
Date of establishment, VIEs	Jul. 21, 2020
Percentage of direct and indirect economic interest	100.00%
Principal activities,VIEs	Formal education services
Yunnan Hengshui Wenshan Experimental High School
Schedule Of Variable Interest Entities And Subsidiaries [Line Items]
Place of establishment	The PRC
Date of establishment, VIEs	Aug. 03, 2020
Percentage of direct and indirect economic interest	56.00%
Principal activities,VIEs	Formal education services
Guizhou Mingde Tutorial School
Schedule Of Variable Interest Entities And Subsidiaries [Line Items]
Place of establishment	The PRC
Date of establishment, VIEs	Sep. 01, 2020
Percentage of direct and indirect economic interest	56.00%
Principal activities,VIEs	Tutorial services
Yunnan Hengshui Zhenxiong High School
Schedule Of Variable Interest Entities And Subsidiaries [Line Items]
Place of establishment	The PRC
Date of establishment, VIEs	Sep. 01, 2020
Percentage of direct and indirect economic interest	56.00%
Principal activities,VIEs	Formal education services
Yunnan Hengshui Experimental Secondary School—Mengla School
Schedule Of Variable Interest Entities And Subsidiaries [Line Items]
Place of establishment	The PRC
Date of establishment, VIEs	Sep. 04, 2020
Percentage of direct and indirect economic interest	100.00%
Principal activities,VIEs	Formal education services
Long-Spring Education Group (Yunnan) Hengshui Experimental School Management Co., Ltd.
Schedule Of Variable Interest Entities And Subsidiaries [Line Items]
Place of establishment	The PRC
Date of establishment, VIEs	Dec. 24, 2020
Percentage of direct and indirect economic interest	100.00%
Principal activities,VIEs	Management consulting service